TILSON INVESTMENT TRUST
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                                TILSON FOCUS FUND
                              TILSON DIVIDEND FUND
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                                   SUPPLEMENT

                              Dated April 11, 2007


This Supplement to the Statement of Additional Information ("SAI") dated February 28, 2007, for the Tilson Focus Fund and the Tilson Dividend Fund ("Funds"), each a series of Tilson Investment Trust ("Trust"), updates the SAI to revise information relating to the officers of the Trust and certain performance information. Together with the Funds' SAI, dated February 28, 2007, this Supplement to the SAI constitutes the Funds' current SAI. For further information, please contact the Funds toll-free at 1-888-4TILSON (1-888-484-5766). You may also obtain additional copies of the Funds' SAI, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Funds toll-free at the number above.

o The table regarding Other Officers on page 20 of the SAI should be deleted in its entirety and the following table inserted:

----------------------------------------------------------------------------------------------------------------------
                                                   OTHER OFFICERS
------------------------ ---------- ----------- ----------------------------- ----------- ----------------------------
Glenn H. Tongue, 47      Vice-      Since       Fund  Manager,  T2  Partners     n/a                  n/a
                         President  12/2004     Management  LP  since  April
                         and                    2004;  previously, Investment
                         Treasurer              Banker, UBS (investment banking
                         (Principal             firm) from January 2002 to
                         Financial              to March 2003;  Executive,
                         Officer)               DLJdirect (on-line brokerage
                                                firm).
------------------------ ---------- ----------- ----------------------------- ----------- ----------------------------
A. Vason  Hamrick,  30   Secretary   Since      Corporate    Counsel,    The     n/a                  n/a
116 S. Franklin Street   and         3/2007     Nottingham           Company
Rocky  Mount, NC 27804   Assistant              (Administrator     to    the
                         Treasurer              Funds), since 2004; previously,
                                                student 2002 to 2004.
------------------------ ---------- ----------- ----------------------------- ----------- ----------------------------
Jacob  S.  Brown,   27   Assistant  Since       The   Nottingham    Company,     n/a                  n/a
116 S. Franklin Street   Secretary  3/2007      Financial  Reporting Manager
Rocky  Mount, NC 27804                          since      2007,      Senior
                                                Accountant   2006  to  2007,
                                                Junior Accountant 2005 to 2006,
                                                Fund Accountant 2003 to 2005;
                                                previously, student 2002 to 2003.
------------------------ ---------- ----------- ----------------------------- ----------- ----------------------------


o On page 27 of the SAI, the section regarding Legal Counsel should be deleted and replaced with the following:

Legal Counsel. Kilpatrick Stockton LLP, 1100 Peachtree Street, Suite 2800, Atlanta, Georgia 30309, serves as legal counsel to the Trust and the Funds.

o The next to last paragraph on page 30 of the SAI should be replaced with the following:

          The average annual total returns after taxes on distributions of the Focus Fund for the fiscal year ended October 31, 2006, and the period since Inception through October 31, 2006 were 29.51% and 13.47%, respectively. The cumulative total return after taxes on distributions of the Focus Fund since Inception through October 31, 2006 was 26.79%.



          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------